Fee and Commission Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission expense [abstract]
Commission Income Linked to Credit Cards	$ 6,072,334	$ 5,282,111	$ 4,273,979
For promotions	1,927,178	2,001,304	1,500,992
Other commission expenses	1,073,701	935,567	1,513,332
For foreign trade transactions	356,640	241,249	219,696
Linked to transactions with securities	2,937	2,866	2,674
Total Fee and Commission Expense	$ 9,432,790	$ 8,463,097	$ 7,510,673